BASIS OF PRESENTATION AND LIQUIDITY (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Net income for the Current Quarter	$ 9,363,166	$ 8,760,995	$ (109,023)	$ (8,053,110)	$ (15,058,274)	$ (13,582,159)
Going Concern [Member]
Cash reserves ("Cash Reserves")			100,000
Working capital deficit ("Working Capital Deficit")			3,700,000
Losses from operations for the Current Quarter			300,000
Other income for the Current Quarter			9,600,000
Net income for the Current Quarter			9,400,000
NJEDA Bonds Payable ("Current Bond Liability")			$ 3,400,000